OTHER (LOSSES)GAINS-NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER (LOSSES)/GAINS-NET
(Loss)/gain on disposal of subsidiaries (Note 40)	¥ (27,404)		¥ 11,305	¥ 261,187
Realized and unrealized gains on futures, forward and option contracts, net(i)	(604,734)		512,984	50,820
(Loss)/gain on disposal of property, plant and equipment and intangible assets, net(ii)	(650,711)		319,796	259,684
(Loss)/gain on acquisition of associates (iii)				295,288
Losses on derecognition of financial assets measured at amortized cost	(91,348)
Gain on disposal of investment in a joint venture (iv)				159,514
Others	(249,306)		59,786	(44,816)
Other gains, net	¥ (1,623,503)	$ (254,763)	¥ 903,871	¥ 981,677